Impairments - Reconciliations (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 SEK (kr) item	Dec. 31, 2023 SEK (kr)
Changes in loss allowance
Amortized cost before modification	kr 1,040
Net modification gain/loss	kr 95
Number of scenarios prepared for each PD curve | item	3
Weight of base scenario	80.00%
Weight of downturn scenario	10.00%
Weight of upturn scenario	10.00%
Minimum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	0.2
Maximum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	1.2
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 346,506	kr 353,829
Increase due to origination and acquisition	89,258	120,405
Transfer to stage 1	(642)	(878)
Transfer to stage 2	(189)	(710)
Transfer to stage 3	(449)	(190)
Decrease due to derecognition	(84,238)	(125,950)
Loans and off balance at end of period	350,246	346,506
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	278,263	283,296
Increase due to origination and acquisition	84,871	93,373
Transfer to stage 1	3,296	2,108
Transfer to stage 2	(423)	(3,852)
Transfer to stage 3	(90)	(1,993)
Decrease due to derecognition	(75,931)	(94,669)
Loans and off balance at end of period	289,986	278,263
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	54,290	58,563
Increase due to origination and acquisition	4,042	25,709
Transfer to stage 1	(3,938)	(2,986)
Transfer to stage 2	328	3,142
Transfer to stage 3	(522)	(1,159)
Decrease due to derecognition	(5,818)	(28,979)
Loans and off balance at end of period	48,382	54,290
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	13,953	11,970
Increase due to origination and acquisition	345	1,323
Transfer to stage 2	(94)
Transfer to stage 3	163	2,962
Decrease due to derecognition	(2,489)	(2,302)
Loans and off balance at end of period	11,878	13,953
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(795)	(223)
Increase due to origination and acquisition	(20)	(137)
Net remeasurement of loss allowance	60	15
Transfer to stage 1	3	0
Transfer to stage 2	(189)	(22)
Transfer to stage 3	(95)	(491)
Decrease due to derecognition	155	46
Decrease in allowance account due to write-offs	393
Exchange-rate differences	(38)	17
Loans and off balance at end of period	(526)	(795)
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(167)	(130)
Increase due to origination and acquisition	(20)	(68)
Net remeasurement of loss allowance	99	3
Transfer to stage 1	0	0
Transfer to stage 2	1	3
Transfer to stage 3	0	2
Decrease due to derecognition	35	24
Exchange-rate differences	(2)	(1)
Loans and off balance at end of period	(54)	(167)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(61)	(23)
Increase due to origination and acquisition	0	(33)
Net remeasurement of loss allowance	128	4
Transfer to stage 1	3	0
Transfer to stage 2	(210)	(25)
Transfer to stage 3	2	0
Decrease due to derecognition	56	14
Exchange-rate differences	(4)	2
Loans and off balance at end of period	(86)	(61)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(567)	(70)
Increase due to origination and acquisition	0	(36)
Net remeasurement of loss allowance	(167)	8
Transfer to stage 2	20
Transfer to stage 3	(97)	(493)
Decrease due to derecognition	64	8
Decrease in allowance account due to write-offs	393
Exchange-rate differences	(32)	16
Loans and off balance at end of period	kr (386)	kr (567)